FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Sep. 30, 2016
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
FAIR VALUE OF FINANCIAL INSTRUMENTS
Financial Instruments Not Measured at Fair Value
The following methods and assumptions were used to estimate the fair value of each class of financial instruments that are not reported at fair value on the consolidated balance sheets:
Cash and cash equivalents, restricted cash, accounts receivable (included in other assets), accounts payable and accrued liabilities:    The carrying amounts reported in the balance sheets for these instruments approximate their fair value due to the short term nature of these accounts.
Junior subordinated notes:    At September 30, 2016 and 2015, the estimated fair value of the Trust's junior subordinated notes is less than their carrying value by approximately $16,549,000, and $20,174,000, respectively based on market interest rates of 6.35% and 6.38%, respectively.
Mortgages payable:   At September 30, 2016, the estimated fair value of the Trust's mortgages payable is greater than their carrying value by approximately $10,629,000 assuming market interest rates between 3.05% and 4.25%. At September 30, 2015, the estimated fair value was lower than the carrying value by $890,000, assuming market interest rates between 1.99% and 15.00%. Market interest rates were determined using current financing transaction information provided by third party institutions.
Considerable judgment is necessary to interpret market data and develop estimated fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value assumptions. The fair values of the real estate loans and debt obligations are considered to be Level 2 valuations within the fair value hierarchy.
Financial Instruments Measured at Fair Value
The Trust's fair value measurements are based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, there is a fair value hierarchy that distinguishes between markets participant assumptions based on market data obtained from sources independent of the reporting entity and the reporting entity's own assumptions about market participant assumptions. Level 1 assets/liabilities are valued based on quoted prices for identical instruments in active markets, Level 2 assets/liabilities are valued based on quoted prices in active markets for similar instruments, on quoted prices in less active or inactive markets, or on other "observable" market inputs and Level 3 assets/liabilities are valued based significantly on "unobservable" market inputs. The Trust does not currently own any financial instruments that are classified as Level 3. Set forth below is information regarding the Trust's financial assets and liabilities measured at fair value as of September 30, 2016 (dollars in thousands):

	Carrying and Fair Value	Fair Value Measurements Using Fair Value Hierarchy
		Level 1	Level 2
Financial Liabilities:
Interest rate swap	$(1,602)	—	$(1,602)

Derivative financial instruments:   Fair values are approximated using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of the derivatives. This analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves, and implied volatilities. At September 30, 2016, these derivatives are included in accounts payable and accrued liabilities on the consolidated balance sheet.
Although the Trust has determined that the majority of the inputs used to value its derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with it utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by itself and its counterparty. As of September 30, 2016, the Trust assessed the significance of the impact of the credit valuation adjustments on the overall valuation of its derivative positions and determined that the credit valuation adjustments are not significant to the overall valuation of its derivatives. As a result, the Trust determined that its derivative valuation is classified in Level 2 of the fair value hierarchy.